Note 13 - Certain Relationships and Related Transactions	12 Months Ended
Dec. 31, 2013
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]

Note 13. Certain Relationships and Related Transactions

On July 18, 2013 Avalon, through a wholly owned subsidiary, received two permits to drill, construct and operate two salt water injection wells. In August 2013, Avalon created a new Ohio limited liability company, AWMS Holdings, LLC, to act as a holding company to form and own a series of wholly owned subsidiaries that will own and operate salt water injection wells and facilities (together the “facilities”). AWMS Holdings, LLC, will offer investment opportunities to accredited investors by selling membership units of AWMS Holdings, LLC through private placement offerings. The monies received from these offerings, along with internally contributed capital, will be used to construct the facilities necessary for the operation of salt water injection wells. American Water Management Services, LLC, a wholly owned subsidiary of Avalon, will manage the operations, be responsible for the marketing and sales function and make all the decisions regarding the well operations for a percentage of the gross revenues. As a result of the private placement offerings, Avalon may not be the majority owner of AWMS Holdings, LLC; however, due to the managerial control of American Water Management Services, LLC, the financial statements of AWMS Holdings, LLC and subsidiaries will be included in the Avalon consolidated financial statements.

Avalon, through a wholly owned subsidiary, made an initial capital contribution of $3.0 million which included cash and certain well assets, including the permits, in exchange for membership units of AWMS Holdings, LLC.

In October 2013, AWMS Holdings, LLC began accepting subscriptions, through a private placement offering to accredited investors, for the purchase of membership units in AWMS Holdings, LLC. AWMS Holdings, LLC is expecting to raise $3.5 million from accredited investors. As of December 31, 2013, AWMS Holdings, LLC had received $3.05 million from accredited investors, which included $.75 million from the management and outside directors of Avalon, who qualified as accredited investors.